SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2013
SHARE-BASED COMPENSATION
Schedule of assumptions used to estimate the fair value of stock options granted

	2011	2012	2013
Risk free rate	2.76%~3.46%	3.15%	2.47%
Volatility ratio	77%~79%	78.79%	89.60%
Dividend yield	—	—	—
Annual exit rate	3.07%~4.37%	3.49%	3.58%
Exercise multiple	4.40-4.70	4.40	4.10

Summary of the option activity

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contract Terms	Aggregate Intrinsic Value
		$		$
Options outstanding at January 1, 2013	2,605,827	10.25
Granted	69,900	8.29
Exercised	(1,198,749)	8.57
Forfeited	(300,118)	10.73

Options outstanding at December 31, 2013	1,176,860	11.73	6 years	22,405,886

Options vested or expected to be vested at December 31, 2013	1,110,301	11.79	6 years	21,133,838

Options exercisable at December 31, 2013	855,172	12.24	5 years	16,144,800

Summary of the RSU activity

	Number of Shares	Weighted Average Grant-Date Fair Value
		$
Unvested at January 1, 2013	1,670,531	4.40
Granted	1,358,456	5.07
Vested	(542,420)	6.58
Forfeited	(408,927)	4.10

Unvested at December 31, 2013	2,077,640	4.32